Long-term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt:
Our long-term debt outstanding consists of the following (in millions):

	As of December 31,
	2011	2010
Credit Agreement—
Advances under $500 million revolving credit facility	$110.0	$78.0
Term loan facility	97.5	—
Bonds payable—
10.75% Senior Notes due 2016	—	495.5
7.25% Senior Notes due 2018	336.7	275.0
8.125% Senior Notes due 2020	285.8	285.5
7.75% Senior Notes due 2022	312.0	250.0
Other bonds payable	1.5	1.8
Other notes payable	35.3	36.4
Capital lease obligations	75.9	89.1
	1,254.7	1,511.3
Less: Current portion	(18.9)	(14.5)
Long-term debt, net of current portion	$1,235.8	$1,496.8

The following chart shows scheduled principal payments due on long-term debt for the next five years and thereafter (in millions):

Year Ending December 31,	Face Amount	Net Amount
2012	$18.9	$18.9
2013	18.1	18.1
2014	16.8	16.8
2015	16.9	16.9
2016	184.3	184.3
Thereafter	1,000.2	999.7
Total	$1,255.2	$1,254.7

During 2011, we completed refinancing transactions in which we issued an additional $60 million each of our 7.25% Senior Notes due 2018 and 7.75% Senior Notes due 2022 and amended and restated our Credit Agreement, as discussed and defined below, to create, under a pre-existing accordion feature, a $100 million term loan maturing in 2016. Net proceeds from this senior notes offering were approximately $122 million. We used approximately $45 million of these net proceeds to repay a portion of the amounts outstanding under our revolving credit facility. In June 2011, the remainder of the proceeds from this senior notes offering along with the $100 million of proceeds from the new term loan were used to redeem a portion of our 10.75% Senior Notes due 2016, as discussed below. Our Credit Agreement amendment also extended the maturity of our revolving credit facility to May 2016 and reduced by 100 basis points the applicable spread on loans. In September 2011, we redeemed the remainder of our 10.75% Senior Notes due 2016, as discussed below. As a result of the redemptions of our 10.75% Senior Notes due 2016, we recorded a $38.8 million Loss on early extinguishment of debt in 2011.
In October 2010, we completed refinancing transactions (the “2010 Refinancing Transactions”) in which we issued $275.0 million of 7.25% Senior Notes due 2018, issued $250.0 million of 7.75% Senior Notes due 2022, and replaced our former credit agreement with a new amended and restated credit agreement, maturing in 2015, that provided us with a $500.0 million revolving credit facility, including a $260 million letter of credit subfacility. We used the net proceeds from the 2010 Refinancing Transactions, along with $128.6 million of available cash and a $100.0 million draw on our new revolving credit facility, to repay in full and retire all amounts outstanding under our former credit agreement dated March 2006. As a result of the 2010 Refinancing Transactions, we recorded an $11.9 million Loss on early extinguishment of debt in the fourth quarter of 2010. See also Note 9, Derivative Instruments, for a discussion of the termination of two forward-starting interest rate swaps in connection with the 2010 Refinancing Transactions.
Senior Secured Credit Agreement—
2011 Credit Agreement
On May 10, 2011, we amended and restated in its entirety our existing credit agreement, dated October 26, 2010 (the "Credit Agreement"). The Credit Agreement provides for a $100 million term loan and a $500 million revolving credit facility with a $260 million letter of credit subfacility and a swingline loan subfacility all of which mature in May 2016. Quarterly amortization on the term loan began September 30, 2011 at $1.25 million through June 30, 2013, then at $1.875 million through June 30, 2014, and then at $2.5 million through March 31, 2016. As discussed elsewhere in this note, in June 2011, the net proceeds from the term loan were used to redeem a portion of the 10.75% Senior Notes due 2016.
The term loan and amounts drawn on the revolving credit facility under the Credit Agreement bear interest at a rate per annum of, at our option, (1) LIBOR or (2) the higher of (a) Barclays’ Bank PLC's ("Barclays") prime rate and (b) the federal funds rate plus 0.5%, in each case, plus an applicable margin that varies depending upon our leverage ratio. We are also subject to a commitment fee of 0.5% per annum on the daily amount of the unutilized commitments under the revolving credit facility.
The initial interest rate on borrowings under the Credit Agreement was LIBOR plus 2.5%. Under the terms of the Credit Agreement, the applicable interest rate for a given interest rate period is adjusted based on the leverage ratio (defined in the Credit Agreement) as of the end of our most recent fiscal quarter. Accordingly, on August 5, 2011, the spread above the applicable base rate (currently LIBOR) applicable to both our revolving credit facility and term loan decreased from 2.5% to 2.25% as a result of the leverage ratio calculated under the terms of the Credit Agreement.
The Credit Agreement provides that, subject to the satisfaction of certain conditions, we will have the right to increase the amount of the revolving credit facility prior to its maturity by incurring incremental term loans or by increasing the revolving credit facility, or both, in an aggregate amount not to exceed $200 million.
The Credit Agreement contains affirmative and negative covenants and default and acceleration provisions, including a minimum interest coverage ratio and a maximum leverage ratio that change over time. Under one such negative covenant, we are restricted from paying common stock dividends, prepaying certain senior notes, and repurchasing preferred and common equity unless (1) we are not in default under the terms of the Credit Agreement and (2) the amount of such payments, when added to the aggregate amount of prior restricted payments (as defined in the Credit Agreement) does not exceed $200 million, which amount is subject to increase by a portion of excess cash flows each fiscal year. The excess cash flow increase in 2011 added approximately $100 million of capacity to this covenant.
Pursuant to a collateral and guarantee agreement (the “Collateral and Guarantee Agreement”), dated as of October 26, 2010, among us, our subsidiaries defined therein (collectively, the “Subsidiary Guarantors”) and Barclays and certain other financial institutions, our obligations under the Credit Agreement are (1) secured by substantially all of our assets and the assets of the Subsidiary Guarantors and (2) guaranteed by the Subsidiary Guarantors. In addition to the Collateral and Guarantee Agreement, we and the Subsidiary Guarantors entered into mortgages with respect to certain of our material real property that we own (excluding real property subject to preexisting liens and/or mortgages) to secure our obligations under the Credit Agreement.
As of December 31, 2011, $110.0 million were drawn under the revolving credit facility with an interest rate of 2.6%. Amounts drawn as of December 31, 2011 exclude $44.6 million utilized under the letter of credit subfacility, which were being used in the ordinary course of business to secure workers’ compensation and other insurance coverages and for general corporate purposes.
2010 Credit Agreement
On October 26, 2010, we completed the refinancing of our credit agreement dated March 2006 and entered into a new amended and restated credit agreement (the "2010 Credit Agreement") with Barclays and certain other financial institutions. The 2010 Credit Agreement provided us with a $500 million senior secured revolving credit facility, including a $260 million letter of credit subfacility and a swingline loan subfacility, that was set to mature in 2015. At closing, $100.0 million were drawn on the new revolving credit facility to repay in full and retire the remaining amounts outstanding on the term loan facility under the former credit agreement. In addition, $48.7 million were drawn on the letter of credit subfacility at closing.
Amounts drawn on the revolving credit facility under the 2010 Credit Agreement bore interest at a rate per annum of, at our option, (1) LIBOR or (2) the higher of (a) Barclays' prime rate and (b) the federal funds rate plus 0.5%, in each case, plus an applicable margin that varied depending upon our leverage ratio. As of December 31, 2010, the applicable margin for amounts drawn on the revolving credit facility was 3.5%. We were also subject to a commitment fee of 0.5% per annum on the daily amount of the unutilized commitments under the former revolving credit facility.
Similar to the 2011 Credit Agreement, our obligations under the 2010 Credit Agreement were secured and guaranteed by us and our subsidiaries.
The 2010 Credit Agreement provided us with the right to increase the amount of the revolving credit facility prior to its maturity by incurring incremental term loans or by increasing the revolving credit facility, or both, in an aggregate amount not to exceed $300 million.The 2010 Credit Agreement also contained affirmative and negative covenants and default and acceleration provisions, including a minimum interest coverage ratio and a maximum leverage ratio that changed over time.
As of December 31, 2010, $78.0 million were drawn under the revolving credit facility with an interest rate of 3.8%. Amounts drawn as of December 31, 2010 excluded $45.6 million utilized under the letter of credit subfacility, which were being used in the ordinary course of business to secure workers’ compensation and other insurance coverages and for general corporate purposes.
Bonds Payable—
Senior Notes Due 2018 and 2022
On October 7, 2010, we completed a public offering of $525.0 million aggregate principal amount of senior notes, which included $275.0 million of 7.25% Senior Notes due 2018 (the "2018 Notes") at par and $250.0 million of 7.75% Senior Notes due 2022 (the "2022 Notes") at par (collectively, the “2018 and 2022 Senior Notes”). We used the net proceeds from the initial offering of the 2018 and 2022 Senior Notes to repay amounts outstanding under the term loan facility of our former credit agreement dated March 2006.
On March 7, 2011, we completed a public offering of $120 million aggregate principal amount of senior notes, which included an additional $60 million of the 2018 Notes at 103.25% of the principal amount and an additional $60 million of the 2022 Notes at 103.50% of the principal amount. These additional notes are governed by the previously executed agreements for the 2018 Notes and the 2022 Notes, as discussed below. Net proceeds from this offering were approximately $122 million. We used approximately $45 million of the net proceeds to repay a portion of the amounts outstanding under our revolving credit facility. In June 2011, the remainder of the net proceeds were used to redeem a portion of our 10.75% Senior Notes due 2016, as discussed below.
The 2018 and 2022 Senior Notes were issued pursuant to an indenture (the “Base Indenture”) dated as of December 1, 2009 between us and The Bank of Nova Scotia Trust Company of New York, as trustee (the “Trustee”), as supplemented by the second supplemental indenture relating to the 2018 Notes and the third supplemental indenture relating to the 2022 Notes (the “Supplemental Indentures” and, together with the Base Indenture, the “Indenture”), each dated October 7, 2010, among us, the Subsidiary Guarantors (as defined in the Indenture), and the Trustee. Pursuant to the terms of the Indenture, the 2018 and 2022 Senior Notes are jointly and severally guaranteed on a senior, unsecured basis by all of our existing and future subsidiaries that guarantee borrowings under our Credit Agreement and other capital markets debt (see Note 24, Condensed Consolidating Financial Information). The 2018 and 2022 Senior Notes are senior, unsecured obligations of HealthSouth and rank equally with our other senior indebtedness, senior to any of our subordinated indebtedness, and effectively junior to our secured indebtedness to the extent of the value of the collateral securing such indebtedness.
Upon the occurrence of a change in control (as defined in the applicable indenture), each holder of the 2018 and 2022 Senior Notes may require us to repurchase all or a portion of the notes in cash at a price equal to 101% of the principal amount of the 2018 and 2022 Senior Notes to be repurchased, plus accrued and unpaid interest.
The 2018 and 2022 Senior Notes contain covenants and default and acceleration provisions, that, among other things, limit our and certain of our subsidiaries’ ability to (1) incur additional debt, (2) make certain restricted payments, (3) consummate specified asset sales, (4) incur liens, and (5) merge or consolidate with another person.
2018 Notes
The 2018 Notes mature on October 1, 2018 and bear interest at a per annum rate of 7.25%. Due to financing costs, the effective interest rate on the 2018 Notes is 7.5%. Interest is payable semiannually in arrears on April 1 and October 1 of each year.
We may redeem the notes, in whole or in part, at any time on or after October 1, 2014, at the redemption prices set forth below:

Period	Redemption Price*
2014	103.625%
2015	101.813%
2016 and thereafter	100.000%

* Expressed in percentage of principal amount
Prior to October 1, 2014, during any 12-month period, we may redeem up to 10% of the aggregate principal amount of the 2018 Notes at a redemption price equal to 103% of the principal amount, plus accrued and unpaid interest, if any, to the redemption date.
2022 Notes
The 2022 Notes mature on September 15, 2022 and bear interest at a per annum rate of 7.75%. Due to financing costs, the effective interest rate on the 2022 Notes is 7.9%. Interest is payable semiannually in arrears on March 15 and September 15 of each year.
We may redeem the notes, in whole or in part, at any time on or after September 15, 2015, at the redemption prices set forth below:

Period	Redemption Price*
2015	103.875%
2016	102.583%
2017	101.292%
2018 and thereafter	100.000%

* Expressed in percentage of principal amount
Prior to September 15, 2015, during any 12-month period, we may redeem up to 10% of the aggregate principal amount of the 2022 Notes at a redemption price equal to 103% of the principal amount, plus accrued and unpaid interest, if any, to the redemption date.
Senior Notes Due 2020
In December 2009, we issued $290.0 million of 8.125% Senior Notes due 2020 (the “2020 Notes”) at 98.327% of par. We used the net proceeds from this transaction along with cash on hand to tender for and redeem all of our former floating rate senior notes due 2014 outstanding at that time. Due to discounts and financing costs, the effective interest rate on the 2020 Notes is 8.7%. Interest is payable semiannually in arrears on February 15 and August 15 of each year. The 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by all of our existing and future subsidiaries that guarantee borrowings under our credit agreement and other capital markets debt. The 2020 Notes are senior unsecured obligations of HealthSouth and rank equally with our senior indebtedness, senior to any of our subordinated indebtedness, and effectively junior to our secured indebtedness to the extent of the value of the collateral securing such indebtedness.
We may redeem the notes, in whole or in part, at any time on or after February 15, 2015, at the redemption prices set forth below:

Period	Redemption Price*
2015	104.063%
2016	102.708%
2017	101.354%
2018 and thereafter	100.000%

* Expressed in percentage of principal amount
Upon the occurrence of a change in control (as defined in the applicable indenture), each holder of the 2020 Notes may require us to repurchase such holder’s notes at a cash purchase price equal to 101% of their principal amount, plus accrued and unpaid interest.
Senior Notes Due 2014 and 2016
On June 14, 2006, we completed a private offering of $1.0 billion aggregate principal amount of senior notes, which included $375.0 million in aggregate principal amount of floating rate senior notes due 2014 (the “Floating Rate Notes”) at par and $625.0 million aggregate principal amount of 10.75% senior notes due 2016 (the “2016 Notes”) at 98.505% of par (collectively, the “2014 and 2016 Senior Notes”). We used the net proceeds from the private offering of the 2014 and 2016 Senior Notes, along with cash on hand, to repay prior indebtedness.
The 2014 and 2016 Senior Notes were issued pursuant to separate indentures dated June 14, 2006 (each an “indenture” and together, the “Indentures”) among HealthSouth, the Subsidiary Guarantors (as defined in the Indentures), and the Trustee. Pursuant to the terms of the Indentures, the 2014 and 2016 Senior Notes were senior unsecured obligations of HealthSouth and ranked equally with our senior indebtedness, senior to any of our subordinated indebtedness, and effectively junior to our secured indebtedness to the extent of the value of the collateral securing such indebtedness. Our obligations under the 2014 and 2016 Senior Notes were jointly and severally guaranteed by all of our existing and future subsidiaries that guarantee (1) borrowings under our credit agreement or (2) certain of our debt.
Interest payments on the 2014 and 2016 Senior Notes commenced on December 15, 2006 and were payable in arrears on June 15 and December 15 of each year.
On November 16, 2009, we commenced a tender offer to purchase for cash all of the outstanding Floating Rate Notes, with an aggregate principal outstanding of $329.6 million at that time. We also solicited consents to amend the indenture governing these notes to eliminate or make less restrictive substantially all of the restrictive covenants and eliminate certain other provisions contained within the indenture. The tender offer expired on December 14, 2009. Pursuant to our offer, we received tenders and consents for approximately $313 million in aggregate principal amount of the Floating Rate Notes. The total consideration paid of approximately $333 million represented the principal amount of the Floating Rate Notes tendered, accrued and unpaid interest thereon, and the related early tender premium. The remaining aggregate principal amount of approximately $17 million that was outstanding when the tender offer and consent solicitation expired was redeemed for 103.0% along with accrued and unpaid interest thereon. Total consideration paid in connection with the redemption approximated $18 million.
On June 15, 2011, we completed a call of $335.0 million in principal of the 2016 Notes. The notes were called at a price of 105.375%, which resulted in a total cash outlay of approximately $353 million to retire the $335.0 million in principal. This optional redemption was funded with a $150 million draw on our revolving credit facility and approximately $203 million of cash on hand, which included $100 million of proceeds from the term loan entered into in May 2011 and approximately $77 million remaining from the add-on issuance of the 2018 Notes and the 2022 Notes completed in March 2011.
On September 1, 2011, we completed the redemption of the remaining $165.6 million in principal of the 2016 Notes. The notes were called at a price of 105.375%, which resulted in a total cash outlay of approximately $175 million to retire the $165.6 million in principal. This optional redemption was funded with approximately $125 million of cash on hand, which included approximately $108 million of the proceeds from the sale of five of our LTCHs in August 2011, and a $50 million draw on our revolving credit facility.
As a result of the above redemptions of our 2016 Notes, we recorded a $38.8 million Loss on early extinguishment of debt during 2011. The 2016 Notes bore interest at a per annum rate of 10.75%. Due to discounts and financing costs, the effective interest rate on the 2016 Notes was 11.4%.
Other Notes Payable—
We have two 15-year notes payable agreements outstanding, both of which were used to finance real estate projects. The interest rates of these notes are 8.1% and 11.2%. In addition, and as part of the purchase of Ft. Smith discussed in Note 2, Business Combinations, we entered into a six-year note payable with the seller of this rehabilitation unit. The interest rate of this note is 7.8%. We also have one note payable agreement, with an interest rate of 6.8%, related to a hospital development project.
Capital Lease Obligations—
We engage in a significant number of leasing transactions including real estate and other equipment utilized in operations. Leases meeting certain accounting criteria have been recorded as an asset and liability at the lower of fair value or the net present value of the aggregate future minimum lease payments at the inception of the lease. Interest rates used in computing the net present value of the lease payments generally ranged from 6.6% to 9.0% based on our incremental borrowing rate at the inception of the lease. Our leasing transactions include arrangements for equipment with major equipment finance companies and manufacturers who retain ownership in the equipment during the term of the lease and with a variety of both small and large real estate owners.